Share option plan (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Number of shares, Options outstanding, beginning of year	5,952,701	5,184,813
Number of shares, Options granted	3,673,762	1,660,757
Number of shares, Options exercised	0	0
Number of shares, Options forfeited and expired	(2,642,601)	(892,869)
Number of shares, Options outstanding, end of year	6,983,862	5,952,701
Number of shares, Options exercisable, end of year	4,016,375	3,822,758
Weighted average exercise price, Options outstanding, beginning of year (in dollars per share)	$ 0.55	$ 0.58
Weighted average exercise price, Options granted (in dollars per share)	$ 0.17	$ 0.42
Weighted average exercise price, Options exercised (in dollars per share)	$ 0	$ 0
Weighted average exercise price, Options forfeited and expired (in dollars per share)	$ 0.52	$ 0.32
Weighted average exercise price, Options outstanding, end of year (in dollars per share)	$ 0.36	$ 0.55
Weighted average exercise price, Options exercisable, end of year (in dollars per share)	$ 0.46	$ 0.59
Weighted average fair value of options granted during the year (in dollars per share)	$ 0.08	$ 0.32